Fair Value Measurement - Schedule of Fair Value of Hierarchy For Assets and Liabilities Measured on Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Assets
Restricted term deposit	¥ 78,458	$ 11,219	¥ 58,497
Short-term investments			80,000
Loans at fair value	342,640		359,690
Recurring Basis | Fair Value
Assets
Restricted term deposit	78,458		58,497
Short-term investments			80,000
Loans at fair value	342,640		359,690
Guarantee derivative assets	1,010,471
Total assets	1,431,569		498,187
Liabilities
Guarantee derivative liabilities			668,610
Total liabilities			668,610
Recurring Basis | Fair Value | Level 2 Inputs
Assets
Restricted term deposit	78,458		58,497
Short-term investments			80,000
Total assets	78,458		138,497
Recurring Basis | Fair Value | Level 3 Inputs
Assets
Loans at fair value	342,640		359,690
Guarantee derivative assets	1,010,471
Total assets	¥ 1,353,111		359,690
Liabilities
Guarantee derivative liabilities			668,610
Total liabilities			¥ 668,610